Unaudited Condensed Consolidated Interim Statement of Comprehensive Income - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2018	Jul. 31, 2017 [1]	Jul. 31, 2018	Jul. 31, 2017	[2]
Statement of comprehensive income [abstract]
Revenue	£ 37,958	£ 4,750	£ 41,832	£ 6,478
Other operating income	2,699	0	6,154	0
Operating expenses
Research and development	(9,469)	(6,608)	(20,723)	(11,643)
General and administration	(2,707)	(2,488)	(5,376)	(4,922)
Impairment of goodwill and intangible assets	(3,986)	0	(3,986)	0	[3]
Total operating expenses	(16,162)	(9,096)	(30,085)	(16,565)
Operating profit / (loss)	24,495	(4,346)	17,901	(10,087)
Finance income	2,785	1	2,786	2
Finance costs	(140)	(219)	(328)	(443)
Profit / (loss) before income tax	27,140	(4,564)	20,359	(10,528)	[3]
Income tax	(491)	1,283	455	2,486
Profit / (loss) for the period	26,649	(3,281)	20,814	(8,042)
Exchange differences on translating foreign operations	12	7	19	(8)
Total comprehensive income / (loss) for the period	£ 26,661	£ (3,274)	£ 20,833	£ (8,050)
Basic earnings / (loss) per ordinary share from operations (in pounds per share)	£ 0.32	£ (0.05)	£ 0.26	£ (0.13)
Diluted earnings / (loss) per ordinary share from operations (in pounds per share)	£ 0.32	£ 0.00	£ 0.26	£ 0.00

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’